Liquidity Condition	9 Months Ended
Sep. 30, 2022
Liquidity Condition
Liquidity Condition

2.Liquidity Condition

The Group has recurring losses from operations. The Group has incurred a net loss of $3,930 and $8,177 during the three and nine months ended September 30, 2022, respectively, and the cash used in the operating activities for the nine months ended September 30, 2022 was $14,243. As of September 30, 2022, the Group had a working capital balance of $8,198. The Group’s operating results and capital requirements for future periods depend on many factors, including the growth and scaling of the Group’s manufacturing operations, the length of the current cash conversion cycle, the timing and extent of spending to support development efforts for products and services, the timing of new product introductions and the continuing market acceptance of the Group’s products and services. Until the Group can generate sufficient cash flow from operations, the Group expect to fund its operations through a combination of equity offerings, debt financings or other capital markets transactions, while diligently executing on collaborations and strategic initiatives to optimize use of available funding.

For the next 12 months from the issuance date of this consolidated quarterly financial statements, the Group plans to continue implementing various measures to boost revenue and control the cost and expenses within an acceptable level. Such measures include: 1) align capacity with demand and prioritize production for high margin products in the Group’s order backlog; 2) expand and strengthen strategic partnership to outsource a significant portion of design and engineering work for next generation product to third party vendors and suppliers to control overall development costs; 3) implement comprehensive budget control and reduce operating expenses; and 4) proactively implement a robust capital market strategy that includes both debt and equity offerings to meet the Group’s financing needs. Considering these factors and the amount of cash raised from initial public offering in June 2022, the Group has concluded that its current liquidity and working capital will be sufficient to meet its obligations for the next 12 months from the issuance date of this quarterly report.